Change in Fair Value Of Contingent Consideration, Other Income And Other Expenses - Schedule of Change in Fair Value of Contingent Consideration (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Change in fair value of contingent consideration	€ 847	€ 9,228	€ 433
Contingent consideration [Member]
Disclosure of fair value measurement of liabilities [line items]
Change in fair value of contingent consideration	€ 847	€ 9,228	€ 433